Financial Instruments - Summary of Comparison by category of carrying amounts and fair values of all the Group's financial instruments (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents– Level 2, Carried at fair value		€ 1,075	€ 3,521
Other financial assets – Level 2, Carried at fair value		2	1
Other financial assets – Level 3, Carried at fair value		127	33
Total assets, at fair value, Carried at fair value		1,204	3,555
Derivatives: Cross-currency swap – Level 2, Carried at fair value		9
Total liabilities, Carried at fair value		758	0
Financial receivables, Carried at amortised cost		828	726
Other financial assets – Level 3, Carried at amortised cost		15
Total assets, Carried at amortised cost		843	726
Borrowings – Level 1, Carried at amortised cost		5,090	4,127
Borrowings – Level 2, Carried at amortised cost		1,215	393
Borrowings, Carried at amortised cost	[1]	6,305	4,520
Lease liabilities, Carried at amortised cost		635	51
Fixed asset suppliers, Carried at amortised cost	[2]	443	610
Other long-term liabilities, Carried at amortised cost		35	55
Contingent value rights – Level 3, Carried at fair value		749	0
Contingent value rights – Level 3, Carried at amortised cost		0	0
Financial liabilities, Carried at amortised cost		973	663
Total liabilities, Carried at amortised cost		€ 8,391	€ 5,899

[1]	Fair value of the borrowings in 2025 is EUR 4,137 million (2024: EUR 4,137 million)
[2]	Fair value of the fixed asset suppliers in 2025 is EUR 592 million (2024: EUR 592 million)